Loans and advances to customers - External rating (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
External credit grades
Credit grades
Credit quality	$ 352,956	$ 337,756
A-1
Credit grades
Credit quality	162,800	144,217
A-2
Credit grades
Credit quality	41,115	45,166
B-1
Credit grades
Credit quality	31,842	29,666
B-2
Credit grades
Credit quality	22,333	43,304
B-3
Credit grades
Credit quality	18,771	17,936
C-1
Credit grades
Credit quality	33,967	15,308
C-2
Credit grades
Credit quality	16,766	15,995
D
Credit grades
Credit quality	11,914	14,096
E
Credit grades
Credit quality	8,855	7,142
Not rated
Credit grades
Credit quality	4,593	4,926
Loans and advances to customers | External credit grades
Credit grades
Credit quality	314,232	301,188
Loans and advances to customers | A-1
Credit grades
Credit quality	155,250	136,126
Loans and advances to customers | A-2
Credit grades
Credit quality	35,615	40,559
Loans and advances to customers | B-1
Credit grades
Credit quality	25,899	24,377
Loans and advances to customers | B-2
Credit grades
Credit quality	18,431	39,802
Loans and advances to customers | B-3
Credit grades
Credit quality	15,622	15,144
Loans and advances to customers | C-1
Credit grades
Credit quality	29,594	11,277
Loans and advances to customers | C-2
Credit grades
Credit quality	12,498	11,966
Loans and advances to customers | D
Credit grades
Credit quality	10,218	12,338
Loans and advances to customers | E
Credit grades
Credit quality	6,512	4,814
Loans and advances to customers | Not rated
Credit grades
Credit quality	4,593	4,785
Commercial loans (SMEs) | External credit grades
Credit grades
Credit quality	72,279	67,895
Commercial loans (SMEs) | A-1
Credit grades
Credit quality	47,231	41,133
Commercial loans (SMEs) | A-2
Credit grades
Credit quality	11,515	12,018
Commercial loans (SMEs) | B-1
Credit grades
Credit quality	1,899	1,913
Commercial loans (SMEs) | B-2
Credit grades
Credit quality	1,946	3,506
Commercial loans (SMEs) | B-3
Credit grades
Credit quality	4,656	4,650
Commercial loans (SMEs) | C-1
Credit grades
Credit quality	1,683	1,360
Commercial loans (SMEs) | C-2
Credit grades
Credit quality	874	756
Commercial loans (SMEs) | D
Credit grades
Credit quality	1,968	2,065
Commercial loans (SMEs) | E
Credit grades
Credit quality	507	101
Commercial loans (SMEs) | Not rated
Credit grades
Credit quality		393
Mortgages | External credit grades
Credit grades
Credit quality	134,197	132,414
Mortgages | A-1
Credit grades
Credit quality	98,015	89,712
Mortgages | A-2
Credit grades
Credit quality	2,999	11,318
Mortgages | B-1
Credit grades
Credit quality	1,174	2,979
Mortgages | B-2
Credit grades
Credit quality	1,634	14,404
Mortgages | B-3
Credit grades
Credit quality	846	1,800
Mortgages | C-1
Credit grades
Credit quality	17,535	2,163
Mortgages | C-2
Credit grades
Credit quality	3,919	1,763
Mortgages | D
Credit grades
Credit quality	3,153	3,817
Mortgages | E
Credit grades
Credit quality	1,218	880
Mortgages | Not rated
Credit grades
Credit quality	3,704	3,578
Installment loans to individuals - Revolving consumer credit cards loans | External credit grades
Credit grades
Credit quality	54,373	51,537
Installment loans to individuals - Revolving consumer credit cards loans | A-1
Credit grades
Credit quality	2,995	2,855
Installment loans to individuals - Revolving consumer credit cards loans | A-2
Credit grades
Credit quality	13,789	11,997
Installment loans to individuals - Revolving consumer credit cards loans | B-1
Credit grades
Credit quality	12,848	12,304
Installment loans to individuals - Revolving consumer credit cards loans | B-2
Credit grades
Credit quality	6,181	5,835
Installment loans to individuals - Revolving consumer credit cards loans | B-3
Credit grades
Credit quality	3,543	3,329
Installment loans to individuals - Revolving consumer credit cards loans | C-1
Credit grades
Credit quality	4,961	4,804
Installment loans to individuals - Revolving consumer credit cards loans | C-2
Credit grades
Credit quality	4,829	4,617
Installment loans to individuals - Revolving consumer credit cards loans | D
Credit grades
Credit quality	3,830	4,499
Installment loans to individuals - Revolving consumer credit cards loans | E
Credit grades
Credit quality	1,397	1,297
Installment loans to individuals - Non-revolving consumer loans | External credit grades
Credit grades
Credit quality	53,383	49,342
Installment loans to individuals - Non-revolving consumer loans | A-1
Credit grades
Credit quality	7,009	2,426
Installment loans to individuals - Non-revolving consumer loans | A-2
Credit grades
Credit quality	7,312	5,226
Installment loans to individuals - Non-revolving consumer loans | B-1
Credit grades
Credit quality	9,978	7,181
Installment loans to individuals - Non-revolving consumer loans | B-2
Credit grades
Credit quality	8,670	16,057
Installment loans to individuals - Non-revolving consumer loans | B-3
Credit grades
Credit quality	6,577	5,365
Installment loans to individuals - Non-revolving consumer loans | C-1
Credit grades
Credit quality	5,415	2,950
Installment loans to individuals - Non-revolving consumer loans | C-2
Credit grades
Credit quality	2,876	4,830
Installment loans to individuals - Non-revolving consumer loans | D
Credit grades
Credit quality	1,267	1,957
Installment loans to individuals - Non-revolving consumer loans | E
Credit grades
Credit quality	3,390	2,536
Installment loans to individuals - Non-revolving consumer loans | Not rated
Credit grades
Credit quality	889	814
Financial instruments not recognized on consolidated balance sheet | External credit grades
Credit grades
Credit quality	38,724	36,568
Financial instruments not recognized on consolidated balance sheet | A-1
Credit grades
Credit quality	7,550	8,091
Financial instruments not recognized on consolidated balance sheet | A-2
Credit grades
Credit quality	5,500	4,607
Financial instruments not recognized on consolidated balance sheet | B-1
Credit grades
Credit quality	5,943	5,289
Financial instruments not recognized on consolidated balance sheet | B-2
Credit grades
Credit quality	3,902	3,502
Financial instruments not recognized on consolidated balance sheet | B-3
Credit grades
Credit quality	3,149	2,792
Financial instruments not recognized on consolidated balance sheet | C-1
Credit grades
Credit quality	4,373	4,031
Financial instruments not recognized on consolidated balance sheet | C-2
Credit grades
Credit quality	4,268	4,029
Financial instruments not recognized on consolidated balance sheet | D
Credit grades
Credit quality	1,696	1,758
Financial instruments not recognized on consolidated balance sheet | E
Credit grades
Credit quality	2,343	2,328
Financial instruments not recognized on consolidated balance sheet | Not rated
Credit grades
Credit quality		141
Available lines of credit cards and non-revolving consumer loans | External credit grades
Credit grades
Credit quality	38,292	36,256
Available lines of credit cards and non-revolving consumer loans | A-1
Credit grades
Credit quality	7,118	7,779
Available lines of credit cards and non-revolving consumer loans | A-2
Credit grades
Credit quality	5,500	4,607
Available lines of credit cards and non-revolving consumer loans | B-1
Credit grades
Credit quality	5,943	5,289
Available lines of credit cards and non-revolving consumer loans | B-2
Credit grades
Credit quality	3,902	3,502
Available lines of credit cards and non-revolving consumer loans | B-3
Credit grades
Credit quality	3,149	2,792
Available lines of credit cards and non-revolving consumer loans | C-1
Credit grades
Credit quality	4,373	4,031
Available lines of credit cards and non-revolving consumer loans | C-2
Credit grades
Credit quality	4,268	4,029
Available lines of credit cards and non-revolving consumer loans | D
Credit grades
Credit quality	1,696	1,758
Available lines of credit cards and non-revolving consumer loans | E
Credit grades
Credit quality	2,343	2,328
Available lines of credit cards and non-revolving consumer loans | Not rated
Credit grades
Credit quality		141
Guarantees | External credit grades
Credit grades
Credit quality	282	132
Guarantees | A-1
Credit grades
Credit quality	282	132
Loan commitments | External credit grades
Credit grades
Credit quality	150	180
Loan commitments | A-1
Credit grades
Credit quality	$ 150	$ 180